Significant Transactions - Real Estate Loan Sales (Details) - Real Estate Sale - USD ($) $ in Millions	Dec. 19, 2016	Aug. 03, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price	$ 58	$ 246
Loss on sale of loans (less than)	$ 1	$ 4